UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: November 30

Date of reporting period: February 28, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON WESTERN ASSET MASSACHUSETTS

MUNICIPALS FUND

FORM N-Q

FEBRUARY 28, 2011

LEGG MASON WESTERN ASSET MASSACHUSETTS MUNICIPALS FUND

Schedule of investments (unaudited)	February 28, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 98.7%
Education - 38.9%
Massachusetts State DFA Revenue:
Assumption College, Radian	5.750%	3/1/20	$1,105,000	$1,105,099
Belmont Hill School	5.000%	9/1/23	1,350,000	1,389,177
Belmont Hill School	5.000%	9/1/24	1,420,000	1,451,567
Belmont Hill School	5.000%	9/1/26	1,170,000	1,180,975
Boston College	5.000%	7/1/38	3,470,000	3,413,855
Boston University	5.600%	10/1/35	1,300,000	1,321,164
Boston University, AMBAC	5.000%	10/1/39	4,000,000	3,746,080
Curry College, ACA	6.000%	3/1/31	1,000,000	978,370
Mount Holyoke College	5.000%	7/1/36	5,250,000	5,212,358
Williston Northampton School Project, XLCA	5.000%	10/1/25	1,070,000	994,790
Massachusetts State Educational Financing Authority Revenue:
Issue E, AMBAC	5.000%	1/1/13	1,445,000	1,446,864	(a)
Issue E, AMBAC	5.300%	1/1/16	1,985,000	1,986,052	(a)
Massachusetts State HEFA Revenue:
Berklee College of Music	5.000%	10/1/32	2,500,000	2,486,825
Northeastern University	5.000%	10/1/33	6,000,000	5,810,400
Suffolk University	5.750%	7/1/39	6,000,000	5,780,460
University of Massachusetts Building Authority, Project Revenue, AGM	5.000%	5/1/38	5,000,000	4,970,250
University of Virgin Islands, Refunding & Improvement, ACA	6.000%	12/1/19	665,000	664,973

Total Education				43,939,259

Health Care - 12.4%
Boston, MA, Industrial Development Financing Authority Revenue, Roundhouse Hospitality LLC Project	7.875%	3/1/25	785,000	644,501	(a)
Massachusetts State DFA Revenue:
First Mortgage, Edgecombe Project	6.750%	7/1/26	1,300,000	1,307,033
May Institute Issue Inc., Radian	5.750%	9/1/29	1,000,000	873,320
Neville Community, GNMA-Collateralized	6.000%	6/20/44	1,000,000	1,023,390
Massachusetts State HEFA Revenue:
Berkshire Health Systems	6.250%	10/1/31	1,000,000	1,001,820
Berkshire Health Systems, Radian	5.700%	10/1/25	750,000	732,353
Cape Cod Healthcare Obligation, AGM	5.000%	11/15/31	1,250,000	1,209,212
Cape Cod Healthcare Obligation, AGM	5.125%	11/15/35	1,750,000	1,655,010
Massachusetts Eye & Ear Infirmary	5.375%	7/1/35	2,015,000	1,845,135
Milford Regional Medical Center	5.000%	7/15/27	1,000,000	843,910
Refunding Healthcare Systems, Covenant Health	6.500%	7/1/17	795,000	818,858
Refunding Healthcare Systems, Covenant Health	6.000%	7/1/31	590,000	592,673
University of Massachusetts, Memorial Health Care Inc.	6.625%	7/1/32	1,500,000	1,501,020

Total Health Care				14,048,235

Housing - 4.6%
Framingham, MA, Housing Authority Mortgage Revenue:
Beaver Terrace Apartments, GNMA-Collateralized	6.200%	2/20/21	390,000	410,358
Beaver Terrace Apartments, GNMA-Collateralized	6.350%	2/20/32	1,200,000	1,254,312
Massachusetts State HFA, Housing Revenue, Single-Family Housing	4.850%	12/1/35	1,805,000	1,590,422	(a)(b)
Massachusetts State Housing Finance Agency, Housing Revenue, Single-Family	4.850%	12/1/22	2,000,000	1,989,240	(a)

Total Housing				5,244,332

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MASSACHUSETTS MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Industrial Revenue - 1.0%
Massachusetts State IFA Revenue, Refunding Bonds, Chelsea Jewish Nursing Home, FHA	6.500%	8/1/37	$1,000,000	$1,015,270
Massachusetts State Water Pollution Abatement Trust, Unrefunded Balance	6.375%	2/1/15	80,000	80,298

Total Industrial Revenue				1,095,568

Leasing - 0.8%

Massachusetts State DFA Revenue, Applewild School Issue, Radian	5.750%	8/1/29	1,000,000	892,520

Local General Obligation - 1.4%

Westwood, MA, GO, NATL	5.375%	6/1/17	1,500,000	1,616,715

Power - 5.4%
Massachusetts State DFA Revenue, Devens Electric Systems	6.000%	12/1/30	1,000,000	993,030
Puerto Rico Electric Power Authority Revenue	5.375%	7/1/23	5,000,000	5,098,150

Total Power				6,091,180

Pre-Refunded/Escrowed to Maturity - 3.2%
Massachusetts State HEFA Revenue:
Milford-Whitinsville Hospital	6.350%	7/15/32	1,000,000	1,084,300	(c)
Refunding, Healthcare Systems Covenant Health	6.500%	7/1/17	205,000	217,294	(c)
Refunding, Healthcare Systems Covenant Health	6.000%	7/1/31	160,000	168,936	(c)
Massachusetts State Port Authority Revenue	13.000%	7/1/13	940,000	1,095,438	(d)
Massachusetts State Special Obligation Revenue, Consolidated Loan, FGIC	5.000%	6/1/22	1,000,000	1,053,690	(c)

Total Pre-Refunded/Escrowed to Maturity				3,619,658

Special Tax Obligation - 16.5%
Boston, MA, Convention Center Act, Special Obligation, AMBAC	5.000%	5/1/25	1,000,000	1,012,890
Massachusetts State Special Obligation Dedicated Tax Revenue, NATL, FGIC	5.500%	1/1/34	6,000,000	6,077,700
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.500%	8/1/42	4,000,000	3,734,480
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	6.000%	8/1/42	2,000,000	2,003,800
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan Note	5.000%	10/1/29	6,000,000	5,761,260

Total Special Tax Obligation				18,590,130

State General Obligation - 4.6%
Massachusetts State, GO	5.000%	11/1/16	4,500,000	5,180,040
Transportation - 8.5%
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue	5.000%	1/1/37	5,000,000	4,696,300
Massachusetts State Port Authority Revenue	5.000%	7/1/40	5,000,000	4,916,500

Total Transportation				9,612,800

Water & Sewer - 1.4%
Boston, MA, Water & Sewer Commission Revenue, Senior	5.000%	11/1/24	1,000,000	1,045,130
Massachusetts State Water Pollution Abatement Trust, Pool Program, Unrefunded Balance	5.250%	8/1/28	485,000	499,123

Total Water & Sewer				1,544,253

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MASSACHUSETTS MUNICIPALS FUND

Schedule of Investments (unaudited) (cont’d)	February 28, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $112,633,704)				$111,474,690

SHORT-TERM INVESTMENTS - 0.3%
General Obligation - 0.3%

Commonwealth of Puerto Rico, GO, Public Improvement, AGM, SPA-Dexia Credit Local	0.250%	7/1/18	$300,000	300,000	(e)(f)

TOTAL SHORT-TERM INVESTMENTS (Cost - $300,000)				300,000

TOTAL INVESTMENTS - 99.0% (Cost - $112,933,704#)				111,774,690
Other Assets in Excess of Liabilities - 1.0%				1,075,596

TOTAL NET ASSETS - 100.0%				$112,850,286

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.
(e)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(f)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ACA	— American Capital Assurance - Insured Bonds
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
DFA	— Development Finance Agency
FGIC	— Financial Guaranty Insurance Company - Insured Bonds
FHA	— Federal Housing Administration
GNMA	— Government National Mortgage Association
GO	— General Obligation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
IFA	— Industrial Finance Agency
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
Radian	— Radian Asset Assurance - Insured Bonds
SPA	— Standby Bond Purchase Agreement - Insured Bonds
XLCA	— XL Capital Assurance Inc. - Insured Bonds

Ratings Table*
S&P/Moody’s/Fitch**
AAA/Aaa	4.8%
AA/Aa	34.3
A	37.4
BBB/Baa	19.5
A-1/VMIG 1	0.3
NR	3.7

100.0%

*	As a percentage of total investments.

**	The ratings shown are based on each portfolio security’s rating as determined by S&P, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from an NRSRO.

See pages 4 through 6 for definitions of ratings.

See Notes to Schedule of Investments.

Bond ratings

The definitions of the applicable rating symbols are set forth below:

Long-term security ratings (unaudited)

Standard & Poor’s Ratings Service (“Standard & Poor’s”) Long-term Issue Credit Ratings - Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA - An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA - An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A - An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB - An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB - An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B - An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC - An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC - An obligation rated “CC” is currently highly vulnerable to nonpayment.

C - The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D - An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments of an obligation are jeopardized.

Moody’s Investors Service (“Moody’s”) Long-term Obligation Ratings - Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa - Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.

Aa - Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

A - Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.

Baa - Obligations rated “Baa” are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.

Ba - Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.

B - Obligations rated “B” are considered speculative and are subject to high credit risk.

Long-term security ratings (unaudited) (continued)

Caa - Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.

Ca - Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery for principal and interest.

C - Obligations rated “C” are the lowest rated class and are typically in default, with little prospect of recovery for principal and interest.

Fitch Ratings Service (“Fitch”) Structured, Project & Public Finance Obligations - Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA - Obligations rated “AAA” by Fitch denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA - Obligations rated “AA” denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A - Obligations rated “A” denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB - Obligations rated “BBB” indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB - Obligations rated “BB” indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B - Obligations rated “B” indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC - Default is a real possibility.

CC - Default of some kind appears probable.

C - Default is imminent or inevitable, or the issuer is in standstill.

NR - Indicates that the obligation is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-term security ratings (unaudited)

Standard & Poor’s Municipal Short-Term Notes Ratings

SP-1 - A short-term obligation rated “SP-1” is rated in the highest category by Standard & Poor’s. Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 - A short-term obligation rated “SP-2” is a Standard & Poor’s rating indicating satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 - A short-term obligation rated “SP-3” is a Standard & Poor’s rating indicating speculative capacity to pay principal and interest.

Standard & Poor’s Short-Term Issues Credit Ratings

A-1 - A short-term obligation rated “A-1” is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

Short-term security ratings (unaudited) (continued)

A-2 - A short-term obligation rated “A-2” by Standard & Poor’s is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3 - A short-term obligation rated “A-3” by Standard & Poor’s exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B - A short-term obligation rated “B” by Standard & Poor’s is regarded as having significant speculative characteristics. Ratings of “B-1”, “B-2” and “B-3” may be assigned to indicate finer distinctions within the “B” category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

Moody’s Variable Rate Demand Obligations (VRDO) Ratings

VMIG 1 - Moody’s highest rating for issues having a variable rate demand feature — VRDO. This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 2 - This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 3 - This designation denotes acceptable credit quality. Adequate protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

Moody’s Short-Term Municipal Obligations Ratings

MIG 1 - Moody’s highest rating for short-term municipal obligations. This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 - This designation denotes strong credit quality. Margins of protection are ample, although not as large as the preceding group.

MIG 3 - This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG - This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Moody’s Short-Term Obligations Ratings

P-1 - Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating. Have a superior ability to repay short-term debt obligations.

P-2 - Have a strong ability to repay short-term debt obligations.

P-3 - Have an acceptable ability to repay short-term debt obligations.

NP - Issuers do not fall within any of the Prime rating categories.

Fitch’s Short-Term Issuer or Obligations Ratings

F1 - Fitch’s highest rating indicating the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2 - Fitch rating indicating good intrinsic capacity for timely payment of financial commitments.

F3 - Fitch rating indicating intrinsic capacity for timely payment of financial commitments is adequate.

NR - Indicates that the obligation is not rated by Standard & Poor’s, Moody’s or Fitch.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Western Asset Massachusetts Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. When reliable prices are not readily available, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal bonds†	—	$111,474,690	—	$111,474,690
Short-term investments†	—	300,000	—	300,000

Total investments	—	$111,774,690	—	$111,774,690

†	See Schedule of Investments for additional detailed categorizations.

(b) Fund Concentration. Since the Fund invests primarily in obligations of issuers within Massachusetts, it is subject to possible risks associated with economic, political, credit or legal developments or industrial or regional matters specifically affecting Massachusetts.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At February 28, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,127,021
Gross unrealized depreciation	(2,286,035)

Net unrealized depreciation	$(1,159,014)

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended February 28, 2011, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: April 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: April 25, 2011

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: April 25, 2011